Subordinated liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subordinated liabilities
Dated loan capital	£ 5,983	£ 5,996
Undated loan capital	21	21
Preference shares	119	119
Total subordinated liabilities	£ 6,123	£ 6,136